May 01, 2025
AZL DFA U.S. Core Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AZL DFA U.S. Core Equity Fund AZL DFA U.S. Core Equity Fund
Management Fee	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	1.10%
Fee Waiver	(0.32%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.78%	[1]
[1]	The Manager and the Fund have entered into a written agreement reducing the management fee to 0.48% through at least April 30, 2026, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. It reflects the management fee waiver agreement for the first year. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
AZL DFA U.S. Core Equity Fund | AZL DFA U.S. Core Equity Fund | USD ($)	80	318	575	1,311

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies of the Fund

To achieve the Fund’s investment objective, the Subadviser implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Fund’s design emphasizes long-term drivers of expected returns identified by the Subadviser’s research, while balancing risk through broad diversification across companies and sectors. The Subadviser’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Fund is designed to purchase a broad and diverse group of equity securities of U.S. companies. The Fund invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price and higher profitability companies as compared to their representation in the U.S. Universe. The Subadviser generally defines the U.S. Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the U.S. Universe it represents) of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Subadviser. The Fund’s increased exposure to smaller capitalization, lower relative price and higher profitability companies may be achieved by decreasing the allocation of the Fund’s assets to larger capitalization, higher relative price or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Subadviser may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Subadviser uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of U.S. companies. The Subadviser generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Subadviser. The percentage allocation of the assets of the Fund to securities of the largest U.S. high relative price companies will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe. The percentage by which the Fund’s allocation to securities of the largest U.S. high relative price companies is reduced will change due to market movements.

The Subadviser may also increase or reduce the Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals and investment characteristics. In assessing a company’s investment characteristics, the Subadviser considers ratios such as recent changes in assets divided by total assets. The criteria the Subadviser uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Subadviser seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Fund may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Fund.

Principal Risks of Investing in the Fund
Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad-based measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2020)	21.93%
Lowest (Q1, 2020)	-23.50%

Average Annual Total Returns
Average Annual Returns - AZL DFA U.S. Core Equity Fund		1 Year	5 Years	Since Inception	Inception Date
AZL DFA U.S. Core Equity Fund		20.24%	12.92%	11.49%	Apr. 27, 2015
Russell 3000 Index	[1]	23.81%	13.86%	12.51%
[1]	Reflects no deduction for fees, expenses, or taxes.